Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 92.0%
2,080,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY A (1 Month LIBOR USD + 0.85%)^	0.96%	09/15/2034	2,081,835
2,000,000	BBCMS Mortgage Trust, Series 2018-TALL A (1 Month LIBOR USD + 0.72%)^	0.83%	03/15/2037	1,982,755
986,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	989,235
46,086	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	48,596
75,257	FHLMC PC, Pool# C5-3878	5.50%	12/01/2030	85,934
185,675	FHLMC PC, Pool# C9-1366	4.50%	04/01/2031	204,877
58,433	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	65,636
206,890	FHLMC PC, Pool# N7-0078	5.50%	01/01/2033	224,385
45,705	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	2.90%	05/01/2033	45,684
83,875	FHLMC PC, Pool# A1-4256	5.50%	10/01/2033	97,853
220,552	FHLMC PC, Pool# G3-0932	4.50%	03/01/2034	243,321
709,571	FHLMC PC, Pool# C9-1826	3.00%	05/01/2035	746,283
29,510	FHLMC PC, Pool# 1J-0204 (12 Month LIBOR USD + 1.75%)	3.17%	05/01/2035	31,245
158,724	FHLMC PC, Pool# N7-0071	6.00%	06/01/2035	174,191
65,312	FHLMC PC, Pool# A4-6629	5.00%	08/01/2035	76,080
544,445	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	579,681
390,625	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	421,270
26,044	FHLMC PC, Pool# 1L-1263 (1 Year CMT Rate + 2.25%)	3.56%	03/01/2036	27,920
24,282	FHLMC PC, Pool# 1H-1348 (1 Year CMT Rate + 2.14%)	2.44%	10/01/2036	25,899
224,093	FHLMC PC, Pool# G2-0028	7.50%	12/01/2036	255,494
98,038	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	109,387
118,593	FHLMC PC, Pool# 84-7727 (12 Month LIBOR USD + 1.74%)	2.26%	02/01/2037	119,047
193,799	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	216,411
45,376	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	50,635
92,138	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	102,333
169,727	FHLMC PC, Pool# A6-7884	5.38%	05/01/2037	189,397
45,040	FHLMC PC, Pool# 1J-1681 (12 Month LIBOR USD + 1.98%)	2.86%	06/01/2037	48,180
80,305	FHLMC PC, Pool# B3-2000	5.10%	06/01/2037	89,184
92,761	FHLMC PC, Pool# U3-0471	5.10%	07/01/2037	103,025
53,414	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	59,739
219,421	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	243,970
69,508	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	77,188
49,627	FHLMC PC, Pool# 1G-2249 (12 Month LIBOR USD + 1.78%)	2.28%	10/01/2037	49,970
257,180	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	288,931
1,233,327	FHLMC PC, Pool# G3-1063	3.50%	11/01/2037	1,311,920
81,959	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	91,023
141,268	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	157,655
338,533	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	375,105
172,975	FHLMC PC, Pool# G0-4655	6.00%	08/01/2038	205,920
209,421	FHLMC PC, Pool# G0-4540	6.00%	08/01/2038	249,731
107,639	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	119,551
100,263	FHLMC PC, Pool# G0-8348	5.00%	06/01/2039	116,809
491,906	FHLMC PC, Pool# C0-3427	5.50%	10/01/2039	570,472
458,965	FHLMC PC, Pool# Q3-8585	4.00%	10/01/2043	496,787
4,332,151	FHLMC PC, Pool# ZA-5113	4.00%	12/01/2047	4,760,091
407,751	FHLMC PC, Pool# G0-8828	5.50%	04/01/2048	463,675
6,000,000	FHLMC PC, Pool# QB-9654	2.50%	03/01/2051	6,165,564
544,413	FHLMC REMIC, Series 4318 DI~	2.50%	08/15/2022	5,531
712,119	FHLMC REMIC, Series 4329 CI~	2.50%	01/15/2023	10,260
22,247	FHLMC REMIC, Series 1843 Z	7.00%	04/15/2026	23,763
138,153	FHLMC REMIC, Series 2517 Z	5.50%	10/15/2032	153,167
1,266,212	FHLMC REMIC, Series 2907 VZ	4.50%	05/15/2034	1,393,163
287,414	FHLMC REMIC, Series 2890 ZA	5.00%	11/15/2034	329,346
464,581	FHLMC REMIC, Series 3150 DZ	5.50%	05/15/2036	539,393
230,206	FHLMC REMIC, Series 3294 CB	5.50%	03/15/2037	267,558
618,863	FHLMC REMIC, Series 4309 BI~	3.00%	08/15/2039	22,636
3,920,883	FHLMC REMIC, Series 5014 BP	1.25%	09/25/2040	3,928,611
21,416	FHLMC REMIC, Series 4675 CA	3.50%	02/15/2042	21,428
26,959	FHLMC REMIC, Series 4693 NA	3.50%	08/15/2042	26,994
385,296	FHLMC REMIC, Series 4773 KA	4.00%	10/15/2042	385,851
134,828	FHLMC REMIC, Series 4773 EA	4.00%	10/15/2042	135,022
433,534	FHLMC REMIC, Series 4711 NA	3.50%	11/15/2042	434,306
1,771,001	FHLMC REMIC, Series 4665 KA	4.00%	12/15/2042	1,793,198
817,449	FHLMC REMIC, Series 4740 KB	3.50%	02/15/2043	824,758
66,635	FHLMC REMIC, Series 4703 KA	3.50%	02/15/2043	66,964
491,239	FHLMC REMIC, Series 4663 JA	3.50%	03/15/2043	494,542
1,095,864	FHLMC REMIC, Series 4747 DA	3.50%	04/15/2043	1,101,949
1,115,207	FHLMC REMIC, Series 4690 QA	3.50%	05/15/2044	1,132,736
432,571	FHLMC REMIC, Series 4840 BH	5.00%	07/15/2044	435,205
3,780,647	FHLMC REMIC, Series 4951 EA	2.50%	09/15/2044	3,938,683
877,876	FHLMC REMIC, Series 4800 CA	4.50%	09/15/2044	884,925
43,914	FHLMC REMIC, Series 4830 DA	4.50%	11/15/2044	44,036
38,243	FHLMC REMIC, Series 4828 NA	4.50%	12/15/2044	38,406
234,188	FHLMC REMIC, Series 4829 JA	4.50%	12/15/2044	234,838
156,204	FHLMC REMIC, Series 4844 HJ	4.00%	02/15/2045	157,144
384,774	FHLMC REMIC, Series 4827 GB	4.00%	03/15/2045	388,053
92,029	FHLMC REMIC, Series 4842 EA	4.50%	03/15/2045	92,580
417,319	FHLMC REMIC, Series 4818 PA	4.00%	06/15/2045	424,633
1,025,863	FHLMC REMIC, Series 4872 AB	4.00%	08/15/2047	1,074,828
562,592	FHLMC REMIC, Series 4891 PA	3.50%	07/15/2048	586,747
1,000,000	FHLMC REMIC, Series 4888 AC	3.50%	01/15/2049	1,053,533
806,818	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	810,499
1,000,000	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	1,013,595
2,874,824	FHMS, Series K-017 X1#~	1.29%	12/25/2021	10,359
12,757,751	FHMS, Series K-019 X1#~	1.59%	03/25/2022	110,489
15,743,069	FHMS, Series K-021 X1#~	1.40%	06/25/2022	176,571
23,906,037	FHMS, Series K-025 X1#~	0.79%	10/25/2022	224,547
12,727,029	FHMS, Series K-035 X1#~	0.35%	08/25/2023	94,058
73,437,211	FHMS, Series K-C02 X1#~	0.37%	03/25/2024	736,281
20,189,970	FHMS, Series K-038 X1#~	1.11%	03/25/2024	562,054
42,845,438	FHMS, Series K-040 X1#~	0.71%	09/25/2024	925,371
17,863,582	FHMS, Series K-C03 X1#~	0.49%	11/25/2024	279,833
132,908,656	FHMS, Series K-047 X1#~	0.13%	05/25/2025	750,017
13,020,244	FHMS, Series Q-013 XPT1~	1.66%	05/25/2025	453,180
180,196	FHMS, Series K-W01 A1	2.59%	05/25/2025	188,862
36,948,000	FHMS, Series K-C06 X1#~	0.90%	06/25/2025	1,194,278
14,543,854	FHMS, Series K-053 X1#~	0.88%	12/25/2025	535,199
41,716,239	FHMS, Series K-734 X1#~	0.65%	02/25/2026	1,144,397
9,331,728	FHMS, Series K-055 X1#~	1.36%	03/25/2026	547,770
33,047,004	FHMS, Series K-735 X1#~	0.96%	05/25/2026	1,465,849
26,036,962	FHMS, Series K-736 X1#~	1.31%	07/25/2026	1,524,782
5,987,050	FHMS, Series K-058 X1#~	0.92%	08/25/2026	264,408
6,422,447	FHMS, Series K-059 X1#~	0.31%	09/25/2026	96,844
26,737,360	FHMS, Series K-737 X1#~	0.64%	10/25/2026	833,468
24,922,383	FHMS, Series K-C04 X1#~	1.25%	12/25/2026	1,279,889
54,899,206	FHMS, Series K-063 X1#~	0.29%	01/25/2027	840,968
22,238,398	FHMS, Series K-064 X1#~	0.60%	03/25/2027	727,389
8,166,737	FHMS, Series Q-013 XPT2~	1.81%	05/25/2027	335,042
5,666,605	FHMS, Series K-W03 X1#~	0.84%	06/25/2027	224,264
22,976,190	FHMS, Series K-C05 X1#~	1.20%	07/25/2027	1,238,467
12,483,415	FHMS, Series K-068 X1#~	0.43%	08/25/2027	321,591
30,277,004	FHMS, Series K-069 X1#~	0.36%	09/25/2027	676,431
6,021,759	FHMS, Series K-739 XAM#~	1.61%	09/25/2027	572,692
16,500,000	FHMS, Series K-740 XAM#~	1.11%	10/25/2027	1,114,641
52,418,742	FHMS, Series K-070 X1#~	0.33%	11/25/2027	1,086,604
31,564,330	FHMS, Series K-072 X1#~	0.37%	12/25/2027	721,491
5,591,215	FHMS, Series Q-006 APT1#	2.67%	04/25/2028	5,791,015
1,560,212	FHMS, Series Q-006 APT2#	2.58%	10/25/2028	1,600,407
24,888,519	FHMS, Series K-087 X1#~	0.36%	12/25/2028	667,854
18,168,013	FHMS, Series K-091 X1#~	0.56%	03/25/2029	752,188
12,654,192	FHMS, Series K-092 X1#~	0.71%	04/25/2029	655,711
9,995,565	FHMS, Series K-G01 X1#~	0.97%	04/25/2029	589,120
6,279,918	FHMS, Series K-093 X1#~	0.95%	05/25/2029	425,738
10,982,241	FHMS, Series K-094 X1#~	0.88%	06/25/2029	705,446
6,250,000	FHMS, Series K-G02 X1#~	1.02%	08/25/2029	450,921
14,487,218	FHMS, Series K-103 X1#~	0.64%	11/25/2029	720,022
4,800,000	FHMS, Series K-110 XAM#~	1.87%	04/25/2030	725,463
3,410,000	FHMS, Series K-112 XAM#~	1.66%	05/25/2030	465,362
4,803,897	FHMS, Series K-111 XAM#~	1.80%	05/25/2030	698,779
6,238,500	FHMS, Series K-114 XAM#~	1.34%	06/25/2030	692,978
8,345,000	FHMS, Series K-G03 X1#~	1.38%	06/25/2030	884,895
9,000,000	FHMS, Series K-113 XAM#~	1.59%	06/25/2030	1,183,311
9,275,345	FHMS, Series K-115 XAM#~	1.55%	07/25/2030	1,190,794
7,250,000	FHMS, Series K-116 XAM#~	1.60%	08/25/2030	972,896
11,296,677	FHMS, Series K-SG1 X1#~	1.16%	09/25/2030	1,031,294
4,850,000	FHMS, Series K-118 XAM#~	1.17%	09/25/2030	483,415
963,413	FHMS, Series Q-004 A2H#	2.71%	01/25/2046	961,336
691,299	FHMS, Series Q-010 APT1#	2.55%	04/25/2046	697,776
2,141,225	FHMS, Series Q-004 A4H#	2.80%	08/25/2046	2,166,385
3,365,573	FHMS, Series Q-007 APT1#	2.99%	10/25/2047	3,440,279
2,941,901	FHMS, Series Q-007 APT2#	3.30%	10/25/2047	3,122,920
946,326	FHMS, Series Q-013 APT1#	1.16%	05/25/2050	953,119
1,334,452	FHS, Series 366 IO~	4.00%	08/15/2049	260,369
14,052	FNMA, Pool# 922791	6.50%	12/01/2021	14,135
399,409	FNMA, Pool# BL0273	4.36%	10/01/2023	425,288
1,000,000	FNMA, Pool# AN9202	3.32%	05/01/2025	1,045,796
1,193,791	FNMA, Pool# 109465	3.58%	08/01/2025	1,258,493
33,144	FNMA, Pool# 336422 (H15T3Y + 2.30%)	3.90%	10/01/2025	33,087
93,271	FNMA, Pool# 344903	5.50%	10/01/2025	104,041
1,000,000	FNMA, Pool# AN0287	2.95%	11/01/2025	1,079,910
442,389	FNMA, Pool# BL1165	3.62%	01/01/2026	487,631
461,623	FNMA, Pool# BL1166	3.62%	01/01/2026	508,832
69,377	FNMA, Pool# 356232	6.50%	01/01/2026	77,936
32,483	FNMA, Pool# 406521 (1 Year CMT Rate + 2.52%)	3.90%	05/01/2026	32,352
1,494,554	FNMA, Pool# BL0723	3.84%	09/01/2026	1,681,025
48,853	FNMA, Pool# 356329 (1 Year CMT Rate + 2.65%)	2.78%	01/01/2027	48,936
17,286	FNMA, Pool# 363850 (1 Year CMT Rate + 2.13%)	3.20%	04/01/2027	17,396
35,460	FNMA, Pool# 406380 (1 Year CMT Rate + 2.17%)	2.37%	11/01/2027	35,468
718,258	FNMA, Pool# 257203	5.00%	05/01/2028	795,302
819,951	FNMA, Pool# 958720	5.65%	10/01/2028	910,560
417,857	FNMA, Pool# 957502	3.98%	07/01/2029	460,665
40,729	FNMA, Pool# 520478 (1 Year CMT Rate + 2.10%)	2.22%	11/01/2029	40,769
36,968	FNMA, Pool# 559439 (1 Year CMT Rate + 2.27%)	3.02%	09/01/2030	36,944
48,942	FNMA, Pool# 573097 (1 Year CMT Rate + 2.21%)	2.34%	02/01/2031	48,985
117,513	FNMA, Pool# AL0898	5.00%	02/01/2031	133,105
37,260	FNMA, Pool# 590852 (1 Year CMT Rate + 2.11%)	2.49%	07/01/2031	37,422
1,951,739	FNMA, Pool# AI4717	4.50%	07/01/2031	2,174,502
35,037	FNMA, Pool# 656181 (1 Year CMT Rate + 2.16%)	2.28%	08/01/2031	35,353
35,945	FNMA, Pool# 723313 (1 Year CMT Rate + 2.54%)	2.79%	09/01/2031	36,066
9,807	FNMA, Pool# 642122 (1 Year CMT Rate + 2.27%)	3.77%	03/01/2032	9,776
9,231	FNMA, Pool# 628837	6.50%	03/01/2032	10,523
28,737	FNMA, Pool# 640225 (1 Year CMT Rate + 2.27%)	3.77%	04/01/2032	28,629
39,131	FNMA, Pool# 662138 (1 Year CMT Rate + 2.30%)	2.55%	09/01/2032	39,186
37,289	FNMA, Pool# 668309 (1 Year CMT Rate + 2.02%)	2.27%	11/01/2032	37,528
28,923	FNMA, Pool# 696546 (6 Month LIBOR USD + 2.26%)	2.51%	03/01/2033	28,817
15,996	FNMA, Pool# 555819 (6 Month LIBOR USD + 1.03%)	1.28%	07/01/2033	16,144
37,569	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	1.89%	11/01/2033	37,726
18,746	FNMA, Pool# 751498 (1 Year CMT Rate + 2.22%)	2.34%	11/01/2033	18,670
27,018	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	2.41%	12/01/2033	27,004
29,124	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	1.77%	02/01/2034	29,274
29,114	FNMA, Pool# 774969 (1 Year CMT Rate + 2.28%)	3.78%	04/01/2034	29,053
116,116	FNMA, Pool# 783554 (1 Year CMT Rate + 2.21%)	2.59%	07/01/2034	115,707
18,135	FNMA, Pool# 819649 (12 Month LIBOR USD + 1.52%)	1.89%	03/01/2035	18,326
59,221	FNMA, Pool# 889829	5.00%	07/01/2035	68,585
37,575	FNMA, Pool# 830970 (12 Month LIBOR USD + 1.83%)	2.62%	08/01/2035	37,764
39,417	FNMA, Pool# 837329 (1 Year CMT Rate + 2.04%)	2.29%	09/01/2035	40,138
734,767	FNMA, Pool# AL7654	3.00%	09/01/2035	777,112
53,749	FNMA, Pool# 836715 (12 Month LIBOR USD + 1.77%)	2.27%	10/01/2035	53,752
127,626	FNMA, Pool# 842006	4.25%	10/01/2035	138,099
29,761	FNMA, Pool# 922680 (12 Month LIBOR USD + 1.91%)	2.78%	11/01/2035	31,629
259,683	FNMA, Pool# 850232	4.25%	12/01/2035	282,878
13,119	FNMA, Pool# 865849 (12 Month LIBOR USD + 1.54%)	1.91%	03/01/2036	13,244
25,180	FNMA, Pool# 877009 (12 Month LIBOR USD + 2.38%)	3.04%	03/01/2036	26,723
303,390	FNMA, Pool# AB0577	4.00%	03/01/2036	324,730
33,491	FNMA, Pool# 868568 (12 Month LIBOR USD + 1.74%)	2.83%	04/01/2036	35,575
63,242	FNMA, Pool# 882017 (6 Month LIBOR USD + 1.56%)	1.89%	05/01/2036	63,721
20,371	FNMA, Pool# 745626 (1 Year CMT Rate + 2.14%)	2.78%	05/01/2036	20,460
11,351	FNMA, Pool# 872895 (12 Month LIBOR USD + 1.70%)	2.70%	06/01/2036	11,400
21,578	FNMA, Pool# 886163 (12 Month LIBOR USD + 1.84%)	2.59%	07/01/2036	21,916
292,390	FNMA, Pool# 896838	5.45%	07/01/2036	312,951
2,461,241	FNMA, Pool# AS7789	3.00%	08/01/2036	2,588,227
118,444	FNMA, Pool# 745818	6.50%	09/01/2036	137,169
4,496,883	FNMA, Pool# MA2804	3.00%	11/01/2036	4,729,147
78,629	FNMA, Pool# 902770	5.38%	11/01/2036	87,702
103,964	FNMA, Pool# 940309 (12 Month LIBOR USD + 1.50%)	2.00%	01/01/2037	104,172
28,818	FNMA, Pool# 888445 (12 Month LIBOR USD + 1.60%)	1.98%	04/01/2037	29,145
2,484,516	FNMA, Pool# BM1370	3.00%	04/01/2037	2,598,887
55,865	FNMA, Pool# 995521 (12 Month LIBOR USD + 1.84%)	3.43%	05/01/2037	56,072
69,746	FNMA, Pool# 950382 (6 Month LIBOR USD + 1.11%)	1.36%	08/01/2037	71,682
142,187	FNMA, Pool# 941050 (12 Month LIBOR USD + 1.70%)	2.45%	08/01/2037	141,450
55,858	FNMA, Pool# 952835 (1 Year CMT Rate + 2.32%)	2.77%	09/01/2037	60,099
2,741,955	FNMA, Pool# MA3208	4.50%	10/01/2037	3,011,525
129,941	FNMA, Pool# 955233	6.50%	12/01/2037	154,313
16,406	FNMA, Pool# 962656 (12 Month LIBOR USD + 1.27%)	1.64%	04/01/2038	16,502
6,349	FNMA, Pool# 982237 (12 Month LIBOR USD + 1.84%)	2.72%	05/01/2038	6,365
312,737	FNMA, Pool# AD0100	7.00%	12/01/2038	374,474
94,390	FNMA, Pool# 930507	6.50%	02/01/2039	108,264
2,206,801	FNMA, Pool# AS2249	4.00%	04/01/2039	2,444,078
351,508	FNMA, Pool# AL0407	6.50%	04/01/2039	405,166
267,642	FNMA, Pool# AD0427	5.50%	10/01/2039	312,997
362,658	FNMA, Pool# AD0941	5.50%	04/01/2040	423,206
606,885	FNMA, Pool# 467095	5.90%	01/01/2041	721,647
301,410	FNMA, Pool# AH8447	5.50%	04/01/2041	338,082
945,411	FNMA, Pool# 469130	4.87%	10/01/2041	1,086,297
389,777	FNMA, Pool# BC1738	4.50%	09/01/2043	431,938
317,555	FNMA, Pool# AS1429	4.00%	12/01/2043	342,271
389,111	FNMA, Pool# AV7739	4.00%	01/01/2044	421,224
392,700	FNMA, Pool# AW6485	4.00%	06/01/2044	426,627
492,694	FNMA, Pool# AY0382	4.00%	11/01/2044	528,520
506,673	FNMA, Pool# AW9534	4.00%	03/01/2045	556,578
491,694	FNMA, Pool# AZ4154	4.00%	06/01/2045	534,446
1,395,016	FNMA, Pool# AZ7828	4.00%	08/01/2045	1,536,343
884,578	FNMA, Pool# BA3674	4.50%	10/01/2045	982,563
435,173	FNMA, Pool# BC6366	4.50%	02/01/2046	482,531
201,680	FNMA, Pool# BD1241	4.50%	05/01/2046	219,716
1,157,586	FNMA, Pool# BD5189	4.50%	07/01/2046	1,284,480
427,809	FNMA, Pool# BD8599	4.50%	11/01/2046	472,170
665,853	FNMA, Pool# BH7686	4.50%	12/01/2047	729,690
1,266,491	FNMA, Pool# BJ8287	4.50%	01/01/2048	1,393,134
957,200	FNMA, Pool# AN8989	4.07%	04/01/2048	993,529
738,802	FNMA, Pool# BK5105	5.50%	05/01/2048	838,220
480,256	FNMA, Pool# BK8032	5.50%	06/01/2048	541,549
306,130	FNMA, Pool# BN0202	5.50%	09/01/2048	343,948
365,860	FNMA, Pool# BN4936	5.50%	12/01/2048	411,777
216,660	FNMA, Pool# BN4921	5.50%	01/01/2049	242,849
1,136,604	FNMA, Pool# BQ1161	2.50%	08/01/2050	1,167,198
7,125,127	FNMA, Pool# FM4866	2.50%	10/01/2050	7,315,483
4,924,021	FNMA, Pool# MA4238	2.50%	01/01/2051	5,055,571
4,990,137	FNMA, Pool# BR2695	2.00%	02/01/2051	4,982,356
4,986,842	FNMA, Pool# BR2618	2.00%	02/01/2051	4,980,382
4,987,863	FNMA, Pool# MA4281	2.00%	03/01/2051	4,978,159
7,500,000	FNMA, 1.5%, Due TBA May	1.50%	05/15/2036	7,520,352
10,700,000	FNMA, 2.0%, Due TBA May	2.00%	05/15/2051	10,649,635
10,000,000	FNMA, 2.5%, Due TBA May	2.50%	05/15/2051	10,233,789
6,171	FNMA REMIC Trust, Series 1991-136 J	7.50%	10/25/2021	6,224
484,278	FNMA REMIC Trust, Series 2017-M5 FA1 (1 Month LIBOR USD + 0.67%)	0.78%	04/25/2024	489,443
68,302	FNMA REMIC Trust, Series 1996-23 G	6.50%	07/25/2026	73,562
2,500,000	FNMA REMIC Trust, Series 2016-M7 A2	2.50%	09/25/2026	2,594,809
2,000,787	FNMA REMIC Trust, Series 2017-T1 A	2.90%	06/25/2027	2,144,449
1,332,844	FNMA REMIC Trust, Series 2012-139 HI~	2.50%	12/25/2027	69,348
99,663	FNMA REMIC Trust, Series 2013-15 QI~	3.00%	03/25/2028	6,360
117,860	FNMA REMIC Trust, Series 2016-M10 A1	2.10%	07/25/2028	118,924
1,649,241	FNMA REMIC Trust, Series 2018-M14 A1#	3.58%	08/25/2028	1,821,186
2,747,732	FNMA REMIC Trust, Series 2019-M14 A1	2.30%	06/25/2029	2,882,597
111,848	FNMA REMIC Trust, Series 2018-78 VB	4.00%	12/25/2029	111,802
500,000	FNMA REMIC Trust, Series 2018-M13 A2#	3.70%	09/25/2030	573,876
1,765,556	FNMA REMIC Trust, Series 2014-14 LI~	3.00%	04/25/2031	28,950
960,827	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	45,198
25,986,537	FNMA REMIC Trust, Series 2019-M23 X3#~	0.28%	10/27/2031	675,491
174,128	FNMA REMIC Trust, Series 2001-80 Z	6.00%	01/25/2032	194,243
342,241	FNMA REMIC Trust, Series 2006-M2 A2A#	5.27%	10/25/2032	376,157
439,870	FNMA REMIC Trust, Series 2003-71 MB	5.50%	08/25/2033	514,071
2,361,193	FNMA REMIC Trust, Series 2014-8 IQ~	4.00%	03/25/2034	317,789
2,646,352	FNMA REMIC Trust, Series 2005-73 EZ	5.50%	08/25/2035	3,055,280
954,427	FNMA REMIC Trust, Series 2005-110 GL	5.50%	12/25/2035	1,079,892
447,886	FNMA REMIC Trust, Series 2006-21 Z	5.50%	04/25/2036	513,442
3,549	FNMA REMIC Trust, Series 2012-30 DA	3.00%	08/25/2036	3,552
1,376,093	FNMA REMIC Trust, Series 2006-112 QC	5.50%	11/25/2036	1,604,831
593,971	FNMA REMIC Trust, Series 2007-22 A	5.50%	03/25/2037	683,525
849,602	FNMA REMIC Trust, Series 2009-20 DA (1 Month LIBOR USD + 7.40%)~	7.29%	04/25/2039	195,447
1,832,839	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	2,021,985
481,336	FNMA REMIC Trust, Series 2015-15 GA	3.00%	03/25/2041	488,548
94,045	FNMA REMIC Trust, Series 2012-10 UF (1 Month LIBOR USD + 0.55%)	0.66%	02/25/2042	95,563
1,491,365	FNMA REMIC Trust, Series 2012-27 PI~	4.50%	02/25/2042	169,092
730,206	FNMA REMIC Trust, Series 2013-34 IG~	3.00%	05/25/2042	77,023
33,396	FNMA REMIC Trust, Series 2018-21 JB	4.00%	03/25/2043	33,356
8,751	FNMA REMIC Trust, Series 2003-W10 3A5	4.30%	06/25/2043	9,481
2,481	FNMA REMIC Trust, Series 2003-W12 1A9	4.48%	06/25/2043	2,757
14,886	FNMA REMIC Trust, Series 2003-W12 1A8	4.55%	06/25/2043	16,455
8,618	FNMA REMIC Trust, Series 2003-W12 2A7	4.68%	06/25/2043	9,451
10,054	FNMA REMIC Trust, Series 2003-W12 2A6	5.00%	06/25/2043	11,197
859,439	FNMA REMIC Trust, Series 2017-44 BA	3.50%	01/25/2044	873,590
590,783	FNMA REMIC Trust, Series 2015-40 LI~	4.50%	03/25/2045	108,977
783,085	FNMA REMIC Trust, Series 2018-86 JA	4.00%	05/25/2047	816,627
2,028,576	FNMA REMIC Trust, Series 2019-37 IM~	5.00%	07/25/2049	271,525
3,729,000	FNMA REMIC Trust, Series 2019-70 CB	3.50%	12/25/2049	3,970,683
1,280,000	FREMF Mortgage Trust, Series 2020-K105 B#^	3.53%	02/25/2030	1,337,975
9,193,407	FREMF Mortgage Trust, Series 2012-K17 X2A^~	0.10%	12/25/2044	2,456
20,600,618	FREMF Mortgage Trust, Series 2012-K20 X2A^~	0.20%	05/25/2045	34,856
700,000	FREMF Mortgage Trust, Series 2017-K68 B#^	3.84%	10/25/2049	756,519
1,300,000	FREMF Mortgage Trust, Series 2017-K64 B#^	3.98%	05/25/2050	1,417,520
750,000	FREMF Mortgage Trust, Series 2019-K736 B#^	3.76%	09/25/2052	806,274
4,920	GNMA, Pool# 004295M	6.00%	10/20/2023	4,963
104,595	GNMA, Pool# 783374X	5.50%	04/15/2024	109,406
137,908	GNMA, Pool# 728160X	5.25%	11/15/2024	145,478
277,666	GNMA, Pool# 623145X	5.50%	10/15/2028	310,953
1,136,026	GNMA, Pool# 589694X	4.50%	08/15/2029	1,258,775
37,043	GNMA, Pool# 728157X	3.75%	11/15/2029	39,810
333,247	GNMA, Pool# 770225C	4.25%	08/20/2031	368,950
398,240	GNMA, Pool# 003160M	6.00%	11/20/2031	463,906
561,286	GNMA, Pool# 003489M	6.00%	12/20/2033	661,140
298,014	GNMA, Pool# 782173M	5.50%	05/20/2035	349,439
118,807	GNMA, Pool# 784315X	6.00%	06/15/2036	133,562
324,291	GNMA, Pool# 770226C	4.75%	09/20/2036	357,671
181,446	GNMA, Pool# 004194M	5.50%	07/20/2038	205,670
92,870	GNMA, Pool# 706295C	5.10%	12/20/2038	102,053
925,276	GNMA, Pool# AC0521C	5.50%	05/20/2042	1,063,061
1,285,733	GNMA, Pool# BM9287C	4.00%	08/20/2049	1,423,319
982,930	GNMA, Pool# MA7106M	2.00%	01/20/2036	1,009,678
993,631	GNMA, Pool# MA7164M	2.00%	02/20/2036	1,020,689
434,748	GNMA REMIC Trust, Series 2013-168 IA~	2.50%	11/16/2028	23,493
628,273	GNMA REMIC Trust, Series 2004-93 PD	5.00%	11/16/2034	688,146
102,765	GNMA REMIC Trust, Series 2006-40 B	6.00%	08/20/2036	117,333
578,089	GNMA REMIC Trust, Series 2012-52 WA#	6.19%	04/20/2038	680,440
927,486	GNMA REMIC Trust, Series 2016-012 KI~	5.00%	09/20/2038	165,391
608,708	GNMA REMIC Trust, Series 2017-083 ID~	7.00%	01/20/2039	117,790
770,662	GNMA REMIC Trust, Series 2011-2 DP#	5.46%	03/20/2039	868,686
1,108,979	GNMA REMIC Trust, Series 2010-105 IB~	4.50%	01/16/2040	113,876
710,179	GNMA REMIC Trust, Series 2016-68 IC#~	6.00%	01/20/2040	131,192
682,000	GNMA REMIC Trust, Series 2011-156 PM	2.00%	04/20/2040	640,381
1,251,493	GNMA REMIC Trust, Series 2017-083 IK~	6.00%	05/20/2040	284,274
372,447	GNMA REMIC Trust, Series 2016-112 AW#	7.09%	12/20/2040	445,915
1,739,655	GNMA REMIC Trust, Series 2012-143 IC~	5.00%	10/16/2041	298,166
831,612	GNMA REMIC Trust, Series 2012-97 GB	2.00%	08/16/2042	804,434
1,009,213	GNMA REMIC Trust, Series 2013-86 IA~	5.00%	06/20/2043	146,451
1,229,634	GNMA REMIC Trust, Series 2017-103 IM~	5.00%	06/20/2043	208,996
437,463	GNMA REMIC Trust, Series 2012-44 B	2.95%	08/16/2043	441,098
635,295	GNMA REMIC Trust, Series 2014-06 IG~	4.50%	01/16/2044	81,200
2,881,709	GNMA REMIC Trust, Series 2011-127 C#	3.50%	03/16/2047	2,993,980
756,345	GNMA REMIC Trust, Series 2018-127 PB	3.00%	09/20/2047	791,687
145,955	GNMA REMIC Trust, Series 2018-166 AB	4.00%	10/20/2047	152,609
1,175,287	GNMA REMIC Trust, Series 2018-166 BA	3.50%	11/20/2047	1,220,126
3,366,297	GNMA REMIC Trust, Series 2017-167 SE (1 Month LIBOR USD + 6.20%)~	6.09%	11/20/2047	659,597
4,667,927	GNMA REMIC Trust, Series 2018-036 LI~	5.00%	03/20/2048	590,446
806,001	GNMA REMIC Trust, Series 2018-153 QA	3.50%	11/20/2048	873,434
1,236,159	GNMA REMIC Trust, Series 2019-152 LC	3.50%	10/20/2049	1,266,955
2,333,535	GNMA REMIC Trust, Series 2014-135 I0#~	0.54%	01/16/2056	64,295
2,302,470	GNMA REMIC Trust, Series 2015-172 I0#~	0.71%	03/16/2057	79,717
3,755,326	GNMA REMIC Trust, Series 2016-40 I0#~	0.67%	07/16/2057	136,344
3,061,244	GNMA REMIC Trust, Series 2016-56 I0#~	0.88%	11/16/2057	154,896
4,183,676	GNMA REMIC Trust, Series 2016-98 I0#~	0.87%	05/16/2058	221,788
765,000	JPMCC, Series 2019-M A (1 Month LIBOR USD + 0.96%)^	1.07%	07/15/2036	764,944
800,291	KKR Industrial Portfolio Trust, Series 2020-AIP D (1 Month LIBOR USD + 2.03%)^	2.14%	03/16/2037	805,045
1,300,000	Morgan Stanley Capital I Trust, Series 2019-NUGS A (1 Month LIBOR USD + 0.95%)^	2.45%	12/15/2036	1,311,416
563,953	SBA, Pool# 522053 (PRIME + 0.58%)	3.83%	05/25/2026	578,829
1,122,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	1,129,911
Total Mortgage Backed Securities (Cost $260,945,994)				270,521,531

Asset Backed Securities - 6.2%
1,960,600	American Homes 4 Rent Trust, Series 2014-SFR2 A^	3.79%	10/17/2036	2,097,250
2,130,000	American Homes 4 Rent Trust, Series 2014-SFR2 B^	4.29%	10/17/2036	2,276,870
2,415,130	American Homes 4 Rent Trust, Series 2014-SFR3 A^	3.68%	12/18/2036	2,595,362
325,353	American Homes 4 Rent Trust, Series 2015-SFR1 A^	3.47%	04/18/2052	348,555
222,917	American Homes 4 Rent Trust, Series 2015-SFR2 A^	3.73%	10/18/2052	241,765
250,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	270,530
1,404,000	AmeriCredit Automobile Receivables Trust, Series 2021-1 D	1.21%	12/18/2026	1,398,056
693,309	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	698,727
1,130,000	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	1,130,290
631,214	Freed ABS Trust, Series 2021-1CP A^	0.66%	03/20/2028	631,626
600,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	1.56%	12/19/2036	602,265
1,500,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	1,500,814
410,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	410,105
1,505,000	PFS Financing Corp., Series 2021-A A^	0.71%	04/15/2026	1,499,141
1,552,338	Progress Residential Trust, Series 2018-SFR3 A^	3.88%	10/18/2035	1,577,469
482,336	Theorem Funding Trust, Series 2020-1A A^	2.48%	10/15/2026	486,122
414,540	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	411,810
Total Asset Backed Securities (Cost $17,737,702)				18,176,757

Corporate Bonds & Notes - 0.6%
1,250,000	Darden Restaurants, Inc.	3.85%	05/01/2027	1,361,128
460,000	Land O'Lakes, Inc.^	7.25%	07/14/2027	477,250
Total Corporate Bonds & Notes (Cost $1,750,242)				1,838,378

Municipal Bonds - 0.2%
600,000	Colorado Health Facilities Authority	2.80%	12/01/2026	609,999
Total Municipal Bonds (Cost $600,000)				609,999

Short-Term Investments - 11.8%
Money Market Funds - 11.8%
34,611,931	First American Government Obligations Fund - Class Z, 0.03%*			34,611,931
Total Short-Term Investments (Cost $34,611,931)				34,611,931
Total Investments - 110.8% (Cost $315,645,869)				325,758,596
Liabilities in Excess of Other Assets - (10.8)%				(31,673,585)
NET ASSETS - 100.0%				$294,085,011

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in money market funds, with a total market value of $34,611,931 was categorized as Level 1, while the Fund's investments in mortgage backed securities, asset backed securities, corporate bonds & notes and municipal bonds, with a total market value of $291,146,665, were categorized as Level 2.

Futures Contracts - Short
The Brown Advisory Mortgage Securities Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	(54)	06/30/2021	$(6,755,656)	$(6,663,516)	$92,140
U.S. Treasury 10-Year Ultra Note Futures	(132)	06/21/2021	(17,788,429)	(17,283,750)	504,679
			$(24,544,085)	$(23,947,266)	$596,819

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.